Matthews Pacific Tiger Active ETFSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.9%
	Shares	Value
China/Hong Kong: 36.7%
Tencent Holdings, Ltd.	33,200	$2,829,109
Alibaba Group Holding, Ltd.	98,740	2,246,283
DiDi Global, Inc. ADR[b]	128,602	799,905
Hongfa Technology Co., Ltd. A Shares	201,500	746,165
Zhejiang Sanhua Intelligent Controls Co., Ltd. A Shares	100,400	682,208
Hong Kong Exchanges & Clearing, Ltd.	11,800	670,351
WuXi AppTec Co., Ltd. H Shares[c,d]	43,100	657,546
China Merchants Bank Co., Ltd. H Shares	103,500	622,032
Swire Properties, Ltd.	214,600	610,668
AIA Group, Ltd.	62,400	598,705
Ping An Insurance Group Co. of China, Ltd. H Shares	87,500	596,611
New China Life Insurance Co., Ltd. H Shares	74,900	444,371
PDD Holdings, Inc. ADR[b]	2,842	375,627
Trip.com Group, Ltd.	4,900	375,354
China Resources Land, Ltd.	95,500	372,897
GF Securities Co., Ltd. H Shares	131,200	342,317
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[b]	79,000	293,036
China Merchants Bank Co., Ltd. A Shares	50,300	285,184
Sungrow Power Supply Co., Ltd. A Shares	10,700	243,172
Kuaishou Technology[c,d]	21,600	234,867
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	6,100	210,274
J&T Global Express, Ltd.[b]	159,200	200,115
Midea Group Co., Ltd. A Shares	18,600	189,617
KE Holdings, Inc. A Shares	23,800	161,055
Meituan Class Bb,c,d	11,800	158,488
China Tower Corp., Ltd. H Shares[c,d]	90,500	133,533
Kweichow Moutai Co., Ltd. A Shares	500	101,299
BYD Co., Ltd. H Shares	7,000	99,147
Total China/Hong Kong		15,279,936

Taiwan: 20.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,967	3,621,553
Taiwan Semiconductor Manufacturing Co., Ltd.	40,000	1,712,711
Delta Electronics, Inc.	35,000	980,707
Accton Technology Corp.	11,000	377,157
MediaTek, Inc.	8,000	345,167
E Ink Holdings, Inc.	41,000	323,528
ASMedia Technology, Inc.	6,000	291,358
Quanta Computer, Inc.	29,000	275,937
Hon Hai Precision Industry Co., Ltd.	34,000	240,961
Cathay Financial Holding Co., Ltd.	107,000	230,304
Alchip Technologies, Ltd.	1,000	113,689
Elite Material Co., Ltd.	2,000	80,386
Total Taiwan		8,593,458

India: 16.3%
Eternal, Ltd.[b]	267,202	979,564
Hindustan Unilever, Ltd.	28,534	808,051
Bharti Airtel, Ltd.	37,947	802,800
HDFC Bank, Ltd.	73,236	784,417
ICICI Bank, Ltd.	38,960	591,495
Mahindra & Mahindra, Ltd.	12,841	495,627
TVS Motor Co., Ltd.	10,471	405,531
Cummins India, Ltd.	6,888	304,608

	Shares	Value
Infosys, Ltd.	16,989	$275,877
MakeMyTrip, Ltd.[b]	2,231	208,822
Sun Pharmaceutical Industries, Ltd.	10,845	194,734
HDFC Asset Management Co., Ltd.[c,d]	2,933	182,758
Dixon Technologies India, Ltd.[d]	944	173,535
State Bank of India	14,787	145,299
Metropolis Healthcare, Ltd.[b,c,d]	6,279	143,983
Cholamandalam Investment and Finance Co., Ltd.	7,115	129,080
ICICI Bank, Ltd. ADR	4,160	125,757
360 ONE WAM, Ltd.	3,312	38,197
Total India		6,790,135

South Korea: 14.1%
Samsung Electronics Co., Ltd.	33,922	2,028,478
SK Hynix, Inc.	3,079	762,590
KB Financial Group, Inc.	8,808	725,080
NAVER Corp.	2,762	528,561
HD Hyundai Heavy Industries Co., Ltd.	1,299	476,808
Samsung C&T Corp.	3,077	404,843
Classys, Inc.	8,972	322,929
Samsung Biologics Co., Ltd.[b,c,d]	414	294,186
LG Chem, Ltd.	977	193,583
Hyundai Motor Co.	873	133,776
Total South Korea		5,870,834

Singapore: 4.9%
DBS Group Holdings, Ltd.	20,600	817,321
Sea, Ltd. ADR[b]	3,916	699,907
Grab Holdings, Ltd. Class Ab	89,164	536,767
Total Singapore		2,053,995

Thailand: 1.8%
Central Pattana Public Co., Ltd.	421,300	728,060
Total Thailand		728,060

Malaysia: 1.2%
CIMB Group Holdings BHD	180,600	314,983
Telekom Malaysia BHD	113,900	191,615
Total Malaysia		506,598

Philippines: 1.0%
Bank of the Philippine Islands	214,100	423,050
Total Philippines		423,050

Indonesia: 0.7%
PT Bank Central Asia Tbk	622,000	284,593
Total Indonesia		284,593

Vietnam: 0.5%
Asia Commercial Bank JSC	181,125	174,771
FPT Corp.	9,377	32,999
Total Vietnam		207,770

TOTAL COMMON EQUITIES		40,738,429
(Cost $29,701,113)

Matthews Pacific Tiger Active ETFSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 0.0%
	Shares	Value
India: 0.0%
TVS Motor Co., Ltd., Pfd.[b,e]	41,520	$4,910
Total India		4,910

TOTAL PREFERRED EQUITIES		4,910
(Cost $0)
SHORT-TERM INVESTMENTS: 1.7%
Money Market Funds: 1.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[f]	702,255	702,255
(Cost $702,255)

Total Investments: 99.6%		41,445,594
(Cost $30,403,368)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		185,488
Net Assets: 100.0%		$41,631,082

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $1,805,361, which is 4.34% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $4,910 and 0.01% of net assets.
f	Rate shown is the current yield as of September 30, 2025.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).